Real Estate Investments	12 Months Ended
Dec. 31, 2012
Real Estate [Abstract]
Real Estate Investments
Real Estate Investments

The following table presents the allocation of the assets acquired during the years ended December 31, 2012 and 2011 (dollar amounts in thousands). There were no assets acquired during the period from October 15, 2010 (date of inception) to December 31, 2010.

	Year Ended December 31,
	2012	2011
Real estate investments, at cost:
Land	$208,061	$7,135
Buildings, fixtures and improvements	1,076,211	54,585
Total tangible assets	1,284,272	61,720
Acquired intangibles:
In-place leases	173,086	10,733
Cash paid for acquired real estate investments, at cost	$1,457,358	$72,453
Number of properties purchased	466	41

The following table reflects the number and related aggregate purchase price of properties acquired during the years ended December 31, 2012 and 2011 (dollar amounts in thousands):

	Number of Properties	Base Purchase Price (1)
Year ended December 31, 2011	41	$72,453
Year ended December 31, 2012 (2)	466	1,457,358
Total portfolio as of December 31, 2012	507	$1,529,811
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(1)	Contract purchase price, excluding acquisition related costs.

(2)
Buildings, fixtures and improvements have been provisionally allocated for two properties with and aggregate purchase price $183.9 million of pending receipt of the cost segregation analyses on such assets being prepared by a third party specialist.

The following table presents unaudited pro forma information as if the acquisitions during the year ended December 31, 2012 had been consummated on October 15, 2010 (date of inception). Additionally, the unaudited pro forma net income (loss) attributable to stockholders was adjusted to reclass $36.6 million of acquisition and transaction related expenses from the year ended December 31, 2012 to the period from October 15, 2010 (date of inception) to December 31, 2010.

	Year Ended December 31,		Period from October 15, 2010 (Date of Inception) to December 31, 2010
(In thousands)	2012	2011
Pro forma revenues	$123,309	$120,569	$25,057
Pro forma net income (loss) attributable to stockholders	$28,640	$26,328	$(29,884)

Future Lease Payments

The following table presents future minimum base rent payments on a cash basis due to the Company over the next five years and thereafter for the properties the Company owned as of December 31, 2012.  These amounts exclude contingent rent payments, as applicable, that may be collected from certain tenants based on provisions related to sales thresholds and increases in annual rent based on exceeding certain economic indexes among other items.

(In thousands)	Future Minimum Base Rent Payments
2013	$117,087
2014	117,632
2015	118,139
2016	118,771
2017	119,650
Thereafter	905,526
Total	$1,496,805

Tenant Concentration

The following table lists the tenants whose annualized rental income on a straight-line basis represented greater than 10% of total annualized rental income for all portfolio properties on a straight-line basis as of December 31, 2012 and 2011. Annualized rental income for net leases is rental income on a straight-line basis as of December 31, 2012, which includes the effect of tenant concessions such as free rent, as applicable. The Company did not own any properties as of December 31, 2010.

Tenant	December 31, 2012	December 31, 2011
Dollar General	13.4%	43.4%
FedEx	11.1%	16.2%
Walgreens	*	27.9%
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* The tenant's annualized rental income on a straight-line basis was not greater than 10% of total annualized rental income for all portfolio properties on a straight-line basis as of the period specified.

The termination, delinquency or non-renewal of leases by one or more of the above tenants may have a material adverse effect on revenues. No other tenant represents more than 10% of total annualized rental income for all portfolio properties on a straight-line basis as of December 31, 2012 and 2011.

Geographic Concentration

The following table lists the states where the Company has concentrations of properties where annualized rental income on a straight-line basis represented greater than 10% of consolidated annualized rental income on a straight-line basis as of December 31, 2012 and 2011:

State	December 31, 2012	December 31, 2011
Illinois	12.5%	*
Texas	*	14.7%
Montana	*	12.2%
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* The state's annualized rental income on a straight-line basis was not greater than 10% of total annualized rental income for all portfolio properties on a straight-line basis as of the period specified.